SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of financial statement amounts and balances of the VIE and its subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2021 USD ($)
ASSETS
Cash and cash equivalents	¥ 16,317		¥ 22,879	¥ 159,799	$ 2,532
Restricted cash	2,935		8,887	91,015	456
Accounts receivable, net	370		1,943		57
Amounts due from related parties	201		168		31
Prepaid rent and deposit	571		51,281		89
Advances to suppliers	12,933		16,043		2,007
Other current assets	143,343		101,803		22,246
Property and equipment, net	38,940		358,022		6,043
Intangible assets, net	152,464		222,123		23,662
Land use rights, net			10,448
Other assets	9,556		57,133		1,483
Total assets	377,630		850,730		58,606
LIABILITIES
Accounts payable	320,269		294,469		49,705
Amounts due to related parties			6,594	6,594
Deferred revenue	195,636		152,619		30,362
Short-term debt	558,705		762,136		86,710
Rental instalment loans	18,094		54,505		2,808
Deposits from tenants	65,785		82,191		10,210
Accrued expenses and other current liabilities	1,024,882		443,418		159,059
Long-term debt	201,041		464,920		31,201
Long-term deferred rent			212,054
Total liabilities	2,862,536		2,845,180		444,259
Net revenues	1,036,206	$ 160,817	1,207,963	1,233,770
Net loss	(569,202)	(88,339)	(1,533,641)	(498,337)
Net cash provided by (used in) operating activities	(109,661)	(17,017)	54,841	(88,189)
Net cash used in investing activities	(6,486)	(1,000)	(138,670)	(351,450)
Net cash provided by (used in) financing activities	101,601	15,769	(134,924)	569,569
Variable Interest Entity
ASSETS
Cash and cash equivalents	10,982		15,227		1,704
Restricted cash	2,893		8,887		449
Accounts receivable, net	370		1,943		57
Amounts due from related parties			168
Prepaid rent and deposit	571		51,281		89
Advances to suppliers	5,323		32,122		826
Other current assets	97,978		44,400		15,206
Property and equipment, net	38,940		358,022		6,043
Intangible assets, net	539		222,123		84
Land use rights, net			10,448
Other assets	108		57,024		17
Total assets	157,704		801,645		24,475
LIABILITIES
Accounts payable	281,458		294,469		43,682
Amounts due to related parties			6,594
Deferred revenue	1,125		152,619		175
Short-term debt	256,773		540,808		39,851
Rental instalment loans	33		54,505		5
Deposits from tenants	1,422		82,191		221
Accrued expenses and other current liabilities	875,572		427,109		135,887
Long-term debt	201,041		464,920		31,201
Long-term deferred rent			212,054
Total liabilities	1,617,424		2,235,269		$ 251,022
Net revenues	173,921	26,992	965,093	1,233,770
Net loss	(375,470)	(58,272)	(1,491,565)	(177,738)
Net cash provided by (used in) operating activities	(108,705)	(16,871)	72,293	393,847
Net cash used in investing activities			(99,172)	(713,653)
Net cash provided by (used in) financing activities	¥ 98,466	$ 15,282	¥ (95,948)	¥ 392,388